Note 8 - Patents and Trademarks, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Patents and Trademarks, net (Details) [Line Items]
Amortization					$ 134	$ 137
Intangible Assets, Net (Excluding Goodwill)	792		792		869	968
Amortization of Intangible Assets	$ 25	$ 32	$ 90	$ 101
Minimum [Member]
Note 8 - Patents and Trademarks, net (Details) [Line Items]
Average Amortization Period, Years			10 years
Maximum [Member]
Note 8 - Patents and Trademarks, net (Details) [Line Items]
Average Amortization Period, Years			17 years